UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0229

Seligman Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

FORM N-Q

ITEM 1	SCHEDULE OF INVESTMENTS.

Seligman Growth Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2007

	Shares	Value
Common Stocks 99.8%
Aerospace and Defense 2.7%
Boeing	70,200	$6,241,482
United Technologies	81,000	5,265,000
		11,506,482
Biotechnology 4.8%
Amgen*	97,630	5,455,564
Celgene*	79,300	4,160,078
Genentech*	51,100	4,196,332
Genzyme*	104,200	6,254,084
		20,066,058
Capital Markets 4.2%
Goldman Sachs Group	25,600	5,289,728
Merrill Lynch	100,800	8,232,336
Morgan Stanley	52,900	4,166,404
		17,688,468
Chemicals 2.8%
Monsanto	152,000	8,353,920
Potash Corporation of Saskatchewan	20,700	3,310,551
		11,664,471
Communications Equipment 6.5%
Cisco Systems*	448,700	11,455,311
Comverse Technology*	291,900	6,253,957
QUALCOMM	98,100	4,184,946
Research In Motion*	40,100	5,473,249
		27,367,463
Computers and Peripherals 7.0%
Apple*	101,700	9,448,947
Hewlett-Packard	330,800	13,278,312
Seagate Technology	285,200	6,645,160
		29,372,419
Consumer Finance 0.5%
American Express	37,500	2,115,000

Diversified Consumer Services 1.5%
Apollo Group (Class A)*	142,300	6,246,970

Diversified Financial Services 0.7%
Chicago Mercantile Exchange Holdings (Class A)	5,800	3,088,268

Diversified Telecommunication Services 1.3%
Qwest Communications*	595,500	5,353,545

Electrical Equipment 2.6%
ABB (ADR)	245,100	4,210,818
Thomas & Betts*	132,600	6,473,532
		10,684,350
Energy Equipment and Services 5.1%
Halliburton	396,400	12,581,736
Transocean*	106,300	8,684,710
		21,266,446
Food and Staples Retailing 3.4%
Costco Wholesale	94,400	5,082,496
CVS	265,700	9,070,998
		14,153,494
Food Products 1.0%
Archer Daniels Midland	117,700	4,319,590

Health Care Equipment and Supplies 3.1%
Baxter International	80,500	4,239,935
Medtronic	182,200	8,938,732
		13,178,667
Health Care Providers and Services 5.0%
UnitedHealth Group	126,400	6,695,408
WellPoint*	175,800	14,257,380
		20,952,788
Hotels, Restaurants and Leisure 6.0%
Hilton Hotels	119,200	4,286,432
International Game Technology	78,500	3,169,830
Las Vegas Sands*	128,600	11,138,046
Starbucks*	104,000	3,261,440
Wynn Resorts	34,200	3,244,212
		25,099,960
Industrial Conglomerates 2.0%
Textron	91,100	8,180,780

Internet and Catalog Retail 1.0%
NutriSystem*	78,000	4,087,980

Internet Software and Services 2.2%
Google (Class A)*	20,100	9,209,016

IT Services 2.0%
Cognizant Technology Solutions (Class A)*	95,400	8,420,958

Machinery 2.0%
Deere	78,200	8,495,648

Media 4.9%
Comcast (Class A)*	564,550	14,379,089
News Corporation (Class B)	247,200	6,048,984
		20,428,073
Metals and Mining 1.8%
Freeport-McMoRan Copper & Gold (Class B)	112,600	7,452,994

Multiline Retail 1.7%
Target	119,400	7,075,644

Oil, Gas and Consumable Fuels 1.1%
Canadian Natural Resources	84,600	4,669,177

Pharmaceuticals 4.0%
Abbott Laboratories	74,600	4,162,680
Bristol-Meyers Squibb	77,300	2,145,848
Schering-Plough	216,400	5,520,364
Wyeth	96,900	4,847,907
		16,676,799
Road and Rail 1.0%
Burlington Northern Santa Fe	52,000	4,182,360

Semiconductors and Semiconductor Equipment 3.8%
Broadcom (Class A)*	197,800	6,343,446
KLA-Tencor	58,800	3,135,216
Texas Instruments	211,500	6,366,150
		15,844,812
Software 6.9%
Adobe Systems*	190,500	7,943,850
Electronic Arts*	89,000	4,482,040
Microsoft	419,700	11,697,039
Oracle*	272,200	4,934,986
		29,057,915
Specialty Retail 3.4%
Best Buy	198,100	9,651,432
Urban Outfitters*	179,000	4,745,290
		14,396,722
Tobacco 0.5%
Altria Group	24,900	2,186,469

Wireless Telecommunication Services 3.3%
NII Holdings (Class B)*	183,900	13,641,702

Total Investments 99.8%		418,131,488
Other Assets Less Liabilities 0.2%		877,794
Net Assets 100.0%		$419,009,282

____________
* Non-income producing security.
ADR - American Depository Receipts.
At March 31, 2007, the cost of investments for federal income tax purposes was $397,095,718. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $29,416,169 and $8,380,502 respectively.
Net unrealized appreciation was $21,035,667.
Note: Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund's investment adviser, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, act of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Fund's investment manager believes it approximates fair value.

ITEM 2.	CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GROWTH FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 25, 2007

SELIGMAN GROWTH FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.